INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes

United States and foreign income (loss) before income taxes were as follows:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
United States	$(3,454)	$(961)	$(13,225)
Foreign	515	(1,573)	(12,233)
	$(2,939)	$(2,534)	$(25,458)

Schedule of Components of the (Expense) Benefit for Income Taxes

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Current
Federal	$—	$(42)	$1
State	—	—	—
Foreign	928	1,284	1,044
Total current income tax expense (benefit)	$928	$1,242	$1,045
Deferred
Federal	—	—	—
State	—	—	—
Foreign	1,135	2,052	(2,827)
Total deferred tax expense (benefit)	$1,135	$2,052	$(2,827)
Total income tax expense (benefit)	$2,063	$3,294	$(1,782)

Summary of Unrecognized Tax Benefits

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$3,244	$3,404	$15,507
Tax credit expiration	—	(160)	(12,103)
Ending balance—UTB	3,244	3,244	3,404
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(2,347)
Federal benefit of state taxes	(356)	(356)	(516)
UTB’s that would impact the effective tax rate	$541	$541	$541

Summary of the Components of Net Deferred Tax Assets

	December 31,	December 31,
	2022	2021
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$2,432	$3,811
Net operating loss carryforward	168,691	167,844
Tax credit carryforwards	6,093	6,451
Property, plant and equipment	310	396
Stock-based compensation	—	29
Accrued warranties	13	12
Other	13,624	14,052
Total deferred tax assets	191,163	192,595
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(87)	(88)
Prepaid expense	(41)	(42)
Total deferred tax liabilities	(128)	(130)
Total net deferred tax assets	191,035	192,465
Less: Valuation allowance	(190,198)	(190,334)
Total net deferred tax assets	$837	$2,131

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Federal tax (benefit) at statutory rate	$(617)	$(532)	$(5,388)
Stock compensation expense	127	68	148
Effect of differences in foreign tax rates	1,117	1,715	(1,408)
ASC 740-10 reserve	21	(21)	22
Change in deferred tax valuation allowance	1,394	1,273	4,334
Other	21	791	510
Total Tax Expense (Benefit)	$2,063	$3,294	$(1,782)